UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]
  This Amendment (check only one.):     [    ] is a restatement.
                                        [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
                           -----------------------------------------------------
Address:                   4400 Harding Road
                           -----------------------------------------------------
                           Nashville, TN  37205-2290
                           -----------------------------------------------------

                           -----------------------------------------------------

Form 13F File Number: 28-10362
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ---------------------------------------------
Title:                     Chief Manager
                           ---------------------------------------------
Phone:                     615-298-7606
                           ---------------------------------------------

Signature, Place and Date of Signing:

/s/ Richard C. Patton               Nashville, TN                  5/3/04
------------------------------  ------------------------  ----------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  38
                                          ------------------

Form 13F Information Table Value Total:             324,789
                                          ------------------
                                              (thousands)


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE

         COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------  -------------------  ---------  -------- ------------------  ---------- -------- --------------------

                                                                VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS SOLE  SHARED1   NONE
      --------------             --------------      -----     -------- -------  ---  ----  ---------- -------- ----  -------   ----
AMSURG CORP                    COM                  03232P405     1464      64500SH          SHARED1                     X
ARCH COAL INC                  COM                  039380100     2846      90700SH          SHARED1                     X
BISYS GROUP INC                NOTE 4.000% 3/15/06  055472AB0      251     250000PRN         SHARED1                     X
CAREMARK RX INC                COM                  141705103     1608      48374SH          SHARED1                     X
CBRL GROUP INC                 COM                  12489V106    26863     677700SH          SHARED1                     X
CLAIRES STORES INC (FLA)       COM                  179584107     5210     250000SH          SHARED1                     X
CONSECO INC                    COM                  208464883     4643     195580SH          SHARED1                     X
CORRECTIONS CORP AMER NEW      COM                  22025Y407    32495     912805SH          SHARED1                     X
COSTCO WHSL CORP NEW           COM                  22160K105     3756     100000SH          SHARED1                     X
CROWN CASTLE INTL CORP         COM                  228227104     2778      98811SH          SHARED1                     X
EBAY INC                       COM                  278642103    15194     219151SH          SHARED1                     X
ENTERTAINMENT PPTYS TR         COM                  29380T105    18330     448100SH          SHARED1                     X
FIRSTENERGY CORP               COM                  337932107     4063     104000SH          SHARED1                     X
FIRSTENERGY CORP               COM                  337932957     1407      36000SH   CALL   SHARED1                     X
FPL GROUP INC                  COM                  302571104      501       7500SH          SHARED1                     X
GAP INC DEL                    COM                  364760108    10981     501000SH          SHARED1                     X
GREEN MOUNTAIN POWER CORP      COM NEW              393154109      259      10000SH          SHARED1                     X
HANGER ORTHOPEDIC GROUP INC    COM NEW              41043F208      451      25000SH          SHARED1                     X
HASBRO INC                     COM                  418056107      304      14000SH          SHARED1                     X
KMART HOLDING CORPORATION NEW  COM                  498780105     8088     195000SH          SHARED1                     X
KOREA ELECTRIC POWER           SPONSORED ADR        500631106       10       1000SH          SHARED1                     X
LIMITED BRANDS INC             COM                  532716107     4000     200000SH          SHARED1                     X
MARSH & MCLENNAN COS INC       COM                  571748102     2546      55000SH          SHARED1                     X
MARTHA STEWART LIVING
  OMNIMEDIA INC                CL A                 573083102      308      28000SH          SHARED1                     X
NATIONWIDE HEALTH PPTYS INC    COM                  638620104      200       9000SH          SHARED1                     X
NICOR INC                      COM                  654086107      176       5000SH          SHARED1                     X
PG&E CORP                      COM                  69331C108    56491    1950000SH          SHARED1                     X
PG&E CORP                      COM                  69331C90      8604     297000SH   CALL   SHARED1                     X
PRIME GROUP REALTY TRUST       SH BEN INT           74158J103       12       1800SH          SHARED1                     X
REGIS CORP MINN                COM                  758932107    25202     567100SH          SHARED1                     X
REUTERS GROUP PLC              SPONSORED ADR        76132M102      642      15000SH          SHARED1                     X
SINCLAIR BROADCAST GROUP INC   PFD CV EXCH D        829226109      930      20000SH          SHARED1                     X
SONIC CORP                     COM                  835451105     2270      66250SH          SHARED1                     X
TENET HEALTHCARE CORP          COM                  88033G100    38228    3532900SH          SHARED1                     X
TJX COS INC NEW                COM                  872540109     6140     250000SH          SHARED1                     X
TOO INC                        COM                  890333107     4241     202500SH          SHARED1                     X
WASHINGTON GROUP INTL INC      COM                  938862208    10581     288723SH          SHARED1                     X
WYETH                          COM                  983024100    22716     605000SH          SHARED1                     X

1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C. and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of all such funds and accounts.